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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-09911________________________

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         June 30, 2015

Date of reporting period:       September 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Consumer Discretionary - 8.9%
Diversified Consumer Services - 2.3%
DeVry Education Group, Inc.	300,000	$12,843,000
Hillenbrand, Inc.	364,000	11,243,960
		24,086,960
Hotels, Restaurants & Leisure - 2.5%
Cheesecake Factory, Inc. (The)	100,000	4,550,000
Jack in the Box, Inc.	250,000	17,047,500
Panera Bread Co. - Class A (a)	25,000	4,068,000
		25,665,500
Household Durables - 0.5%
Garmin Ltd.	100,000	5,199,000

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	10,000	3,224,400

Specialty Retail - 1.6%
GameStop Corp. - Class A	100,000	4,120,000
Murphy USA, Inc. (a)	112,500	5,969,250
Outerwall, Inc. (a)	50,000	2,805,000
Williams-Sonoma, Inc.	50,000	3,328,500
		16,222,750
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	100,000	3,561,000
Deckers Outdoor Corp. (a)	150,000	14,577,000
		18,138,000
Consumer Staples - 7.9%
Beverages - 0.7%
PepsiCo, Inc.	75,000	6,981,750

Food & Staples Retailing - 1.6%
Rite Aid Corp. (a)	500,000	2,420,000
Sysco Corp.	150,000	5,692,500
Walgreen Co.	150,000	8,890,500
		17,003,000
Food Products - 2.6%
Archer-Daniels-Midland Co.	150,000	7,665,000
Campbell Soup Co.	150,000	6,409,500
Dean Foods Co.	250,000	3,312,500
Fresh Del Monte Produce, Inc.	39,000	1,244,100

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.1% (continued)	Shares	Value
Consumer Staples - 7.9% (continued)
Food Products - 2.6% (continued)
General Mills, Inc.	50,000	$2,522,500
Kellogg Co.	100,000	6,160,000
		27,313,600
Household Products - 3.0%
Clorox Co. (The)	50,000	4,802,000
Kimberly-Clark Corp.	125,000	13,446,250
Procter & Gamble Co. (The)	150,000	12,561,000
		30,809,250
Energy - 9.7%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	100,000	6,506,000
Halliburton Co.	200,000	12,902,000
National Oilwell Varco, Inc.	50,000	3,805,000
Schlumberger Ltd.	100,000	10,169,000
		33,382,000
Oil, Gas & Consumable Fuels - 6.5%
Apache Corp.	100,000	9,387,000
BP plc - ADR	400,000	17,580,000
Chevron Corp.	75,000	8,949,000
Exxon Mobil Corp.	75,000	7,053,750
Newfield Exploration Co. (a)	150,000	5,560,500
ONEOK Partners L.P.	150,000	8,394,000
Valero Energy Corp.	250,000	11,567,500
		68,491,750
Financials - 3.8%
Banks - 1.2%
PNC Financial Services Group, Inc. (The)	50,000	4,279,000
Wells Fargo & Co.	150,000	7,780,500
		12,059,500
Consumer Finance - 0.8%
Capital One Financial Corp.	100,000	8,162,000

Insurance - 1.1%
Assurant, Inc.	175,000	11,252,500

Real Estate Investment Trusts (REIT) - 0.7%
Digital Realty Trust, Inc.	125,000	7,797,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.1% (continued)	Shares	Value
Health Care - 18.4%
Biotechnology - 1.4%
Amgen, Inc.	25,000	$3,511,500
Celgene Corp. (a)	25,000	2,369,500
Harvard Apparatus Regenerative Technology, Inc. (a)	232,500	1,883,250
United Therapeutics Corp. (a)	50,000	6,432,500
		14,196,750
Health Care Equipment & Supplies - 2.9%
Becton, Dickinson and Co.	50,000	5,690,500
C.R. Bard, Inc.	15,000	2,140,650
Cyberonics, Inc. (a)	75,000	3,837,000
Intuitive Surgical, Inc. (a)	5,000	2,309,100
St. Jude Medical, Inc.	250,000	15,032,500
Varian Medical Systems, Inc. (a)	20,000	1,602,400
		30,612,150
Health Care Providers & Services - 5.8%
Aetna, Inc.	175,000	14,175,000
Bio-Reference Laboratories, Inc. (a)	59,000	1,655,540
Chemed Corp.	84,000	8,643,600
Humana, Inc.	50,000	6,514,500
Laboratory Corp. of America Holdings (a)	62,900	6,400,075
UnitedHealth Group, Inc.	100,000	8,625,000
WellCare Health Plans, Inc. (a)	50,000	3,017,000
WellPoint, Inc.	100,000	11,962,000
		60,992,715
Life Sciences Tools & Services - 0.4%
Harvard Bioscience, Inc. (a)	930,000	3,803,700

Pharmaceuticals - 7.9%
AbbVie, Inc.	100,000	5,776,000
AstraZeneca plc - ADR	150,000	10,716,000
Eli Lilly & Co.	300,000	19,455,000
GlaxoSmithKline plc - ADR	300,000	13,791,000
Impax Laboratories, Inc. (a)	250,000	5,927,500
Mallinckrodt plc (a)	67,275	6,064,841
Mylan, Inc. (a)	50,000	2,274,500
Novartis AG - ADR	200,000	18,826,000
		82,830,841

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.1% (continued)	Shares	Value
Industrials - 7.1%
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	100,000	$6,632,000

Airlines - 0.5%
JetBlue Airways Corp. (a)	500,000	5,310,000

Commercial Services & Supplies - 1.5%
Cintas Corp.	225,000	15,882,750

Industrial Conglomerates - 0.7%
3M Co.	50,000	7,084,000

Machinery - 3.0%
Caterpillar, Inc.	150,000	14,854,500
Illinois Tool Works, Inc.	100,000	8,442,000
Joy Global, Inc.	150,000	8,181,000
		31,477,500
Marine - 0.3%
DryShips, Inc. (a)	1,000,000	2,470,000

Professional Services - 0.5%
Robert Half International, Inc.	100,000	4,900,000

Information Technology - 34.3%
Communications Equipment - 6.5%
Brocade Communications Systems, Inc.	750,000	8,152,500
Cisco Systems, Inc.	300,000	7,551,000
F5 Networks, Inc. (a)	50,000	5,937,000
Harris Corp.	230,000	15,272,000
Juniper Networks, Inc.	500,000	11,075,000
QUALCOMM, Inc.	150,000	11,215,500
Riverbed Technology, Inc. (a)	150,000	2,781,750
Ubiquiti Networks, Inc. (a)	150,000	5,629,500
		67,614,250
Electronic Equipment, Instruments & Components - 4.8%
Avnet, Inc.	50,000	2,075,000
Corning, Inc.	650,000	12,571,000
Dolby Laboratories, Inc. - Class A (a)	150,000	6,268,500
FLIR Systems, Inc.	400,000	12,536,000
Plexus Corp. (a)	160,000	5,908,800

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.1% (continued)	Shares	Value
Information Technology - 34.3% (continued)
Electronic Equipment, Instruments & Components - 4.8% (continued)
Sanmina Corp. (a)	100,000	$2,086,000
Tech Data Corp. (a)	85,000	5,003,100
Zebra Technologies Corp. - Class A (a)	50,000	3,548,500
		49,996,900
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	150,000	8,970,000
Vistaprint N.V. (a)	45,000	2,465,550
		11,435,550
IT Services - 4.3%
Amdocs Ltd.	250,000	11,470,000
Blackhawk Network Holdings, Inc. - Class B (a)	82,145	2,653,284
Cognizant Technology Solutions Corp. - Class A (a)	250,000	11,192,500
DST Systems, Inc.	40,000	3,356,800
Global Payments, Inc.	150,000	10,482,000
Sapient Corp. (a)	453,000	6,342,000
		45,496,584
Semiconductors & Semiconductor Equipment - 10.0%
Broadcom Corp. - Class A	100,000	4,042,000
Cirrus Logic, Inc. (a)	500,000	10,425,000
First Solar, Inc. (a)	150,000	9,871,500
Intel Corp.	400,000	13,928,000
Marvell Technology Group Ltd.	500,000	6,740,000
Maxim Integrated Products, Inc.	100,000	3,024,000
Microchip Technology, Inc.	100,000	4,723,000
NVIDIA Corp.	600,000	11,070,000
OmniVision Technologies, Inc. (a)	350,000	9,261,000
Rambus, Inc. (a)	280,000	3,494,400
Silicon Laboratories, Inc. (a)	25,000	1,016,000
SunEdison, Inc. (a)	400,000	7,552,000
SunPower Corp. (a)	400,000	13,552,000
Synaptics, Inc. (a)	75,000	5,490,000
		104,188,900
Software - 6.3%
CA, Inc.	200,000	5,588,000
Check Point Software Technologies Ltd. (a)	100,000	6,924,000
FactSet Research Systems, Inc.	50,000	6,076,500
Microsoft Corp.	450,000	20,862,000
Open Text Corp.	176,000	9,753,920
Oracle Corp.	250,000	9,570,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.1% (continued)	Shares	Value
Information Technology - 34.3% (continued)
Software - 6.3% (continued)
VMware, Inc. - Class A (a)	75,000	$7,038,000
		65,812,420
Technology Hardware, Storage & Peripherals - 1.3%
Seagate Technology plc	150,000	8,590,500
Western Digital Corp.	50,000	4,866,000
		13,456,500
Materials - 5.5%
Chemicals - 3.4%
Celanese Corp. - Series A	250,000	14,630,000
CF Industries Holdings, Inc.	35,000	9,772,700
Scotts Miracle-Gro Co. (The) - Class A	200,000	11,000,000
		35,402,700
Metals & Mining - 2.1%
Barrick Gold Corp.	750,000	10,995,000
Newmont Mining Corp.	500,000	11,525,000
		22,520,000
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	250,000	8,810,000

Utilities - 3.7%
Electric Utilities - 3.7%
Edison International	100,000	5,592,000
Exelon Corp.	600,000	20,454,000
PPL Corp.	400,000	13,136,000
		39,182,000

Total Common Stocks (Cost $951,270,944)		$1,045,897,670

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

PUT OPTION CONTRACTS - 2.8%	Contracts	Value
Nasdaq 100 Index Option, 10/18/2014 at $4,000	200	$803,800
Russell 2000 Index Option, 10/18/2014 at $1,140	1,000	4,287,000
S&P 500 Index Option, 12/20/2014 at $1,970	4,400	23,975,600
Total Put Option Contracts (Cost $15,991,592)		$29,066,400

Total Investments at Value - 102.9% (Cost $967,262,536)		$1,074,964,070

MONEY MARKET FUNDS - 47.7%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	149,281,318	$149,281,318
First American Treasury Obligations Fund - Class Y, 0.00% (b)	348,323,075	348,323,075
Total Money Market Funds (Cost $497,604,393)		$497,604,393

Total Investments and Money Market Funds at Value - 150.6% (Cost $1,464,866,929)	$1,572,568,463

Written Call Option Contracts - (49.5%)	(516,625,200)

Liabilities in Excess of Other Assets - (1.1%)	(11,853,745)

Net Assets - 100.0%	$1,044,089,518

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2014 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
12/20/2014 at $1,800	200	$44,790,000	$45,509,732
Russell 2000 Index Option,
12/20/2014 at $620	1,000	47,640,000	55,018,662
S&P 500 Index Option,
12/20/2014 at $1,000	4,400	424,195,200	437,794,112
Total Written Call Option Contracts		$516,625,200	$538,322,506

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 14.9%	Shares	Value
Energy - 0.0% (a)
Oil, Gas & Consumable Fuels - 0.0% (a)
NuStar Energy L.P.	1,000	$65,940
ONEOK Partners L.P.	1,000	55,960
Williams Partners L.P.	1,000	53,050
		174,950
Materials - 12.0%
Metals & Mining - 12.0%
Agnico Eagle Mines Ltd. (b)	325,000	9,434,750
AngloGold Ashanti Ltd. - ADR	175,000	2,100,000
Barrick Gold Corp.	1,200,000	17,592,000
Compañía de Minas Buenaventura S.A. - ADR	150,000	1,737,000
Gold Fields Ltd. - ADR	250,000	975,000
Goldcorp, Inc.	300,000	6,909,000
Harmony Gold Mining Co. Ltd. - ADR (b)	125,000	270,000
Newmont Mining Corp.	750,000	17,287,500
Pan American Silver Corp.	200,000	2,196,000
Randgold Resources Ltd. - ADR	75,000	5,069,250
Sibanye Gold Ltd. - ADR	119,000	1,009,120
Silver Wheaton Corp.	200,000	3,986,000
Stillwater Mining Co. (b)	10,000	150,300
		68,715,920
Utilities - 2.9%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	40,000	2,088,400
Duke Energy Corp.	333	24,898
Edison International	1,000	55,920
Entergy Corp.	55,000	4,253,150
Exelon Corp.	100,000	3,409,000
FirstEnergy Corp.	1,000	33,570
NextEra Energy, Inc.	1,000	93,880
Pepco Holdings, Inc.	1,000	26,760
Pinnacle West Capital Corp.	1,000	54,640
PPL Corp.	50,000	1,642,000
		11,682,218
Multi-Utilities - 0.9%
Ameren Corp.	1,000	38,330
Dominion Resources, Inc.	1,000	69,090
DTE Energy Co.	1,000	76,080
PG&E Corp.	50,000	2,252,000

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 14.9% (continued)	Shares	Value
Utilities - 2.9% (continued)
Multi-Utilities - 0.9% (continued)
Public Service Enterprise Group, Inc.	65,000	$2,420,600
SCANA Corp.	1,000	49,610
TECO Energy, Inc.	1,000	17,380
		4,923,090

Total Common Stocks (Cost $94,052,669)		$85,496,178

U.S. TREASURY OBLIGATIONS - 67.3%	Par Value	Value
U.S. Treasury Bills (c) - 17.4%
0.05%, due 12/26/2014	$100,000,000	$99,997,600

U.S. Treasury Inflation-Protected Notes - 2.3%
2.50%, due 01/15/2029	11,097,000	13,555,674

U.S. Treasury Notes - 47.6%
0.50%, due 09/30/2016	50,000,000	49,919,900
1.50%, due 01/31/2019	50,000,000	49,693,350
2.50%, due 08/15/2023	25,000,000	25,152,350
2.50%, due 05/15/2024	50,000,000	50,037,100
2.375%, due 08/15/2024	100,000,000	98,851,600
		273,654,300

Total U.S. Treasury Obligations (Cost $384,076,685)		$387,207,574

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Value
iShares Gold Trust	10,000	$117,000
SPDR DB International Government Inflation-Protected Bond ETF	160,000	9,396,800
SPDR Gold Trust	2,000	232,420
Total Exchange-Traded Funds (Cost $7,553,868)		$9,746,220

Total Investments at Value - 83.9% (Cost $485,683,222)		$482,449,972

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 33.5%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (d)	57,757,412	$57,757,412
First American Treasury Obligations Fund - Class Y, 0.00% (d)	134,809,294	134,809,294
Total Money Market Funds (Cost $192,566,706)		$192,566,706

Total Investments and Money Market Funds at Value - 117.4% (Cost $678,249,928)		$675,016,678

Liabilities in Excess of Other Assets - (17.4%)		(99,846,877)

Net Assets - 100.0%		$575,169,801

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 69.3%	Shares	Value
Argentina - 0.4%
Telecom Argentina S.A. - ADR	20,000	$406,000

Australia - 1.8%
Leighton Holdings Ltd. (a)	40,000	676,521
Sonic Healthcare Ltd. (a)	63,000	966,624
		1,643,145
Austria - 0.3%
OMV AG (a)	8,000	269,010

Belgium - 1.3%
Belgacom S.A. (a)	15,000	522,232
Colruyt S.A.	12,000	528,728
Van de Velde N.V.	4,000	194,304
		1,245,264
Canada - 10.4%
Canadian Natural Resources Ltd.	15,000	582,754
Canadian Oil Sands Ltd.	40,000	737,897
Cascades, Inc.	90,000	494,223
Cogeco Cable, Inc.	20,000	1,022,019
Gildan Activewear, Inc.	22,000	1,203,582
Imperial Oil Ltd.	23,000	1,086,603
Jean Coutu Group (PJC), Inc. (The) - Class A	55,000	1,153,097
Leon's Furniture Ltd.	5,000	65,450
Macdonald, Dettwiler and Associates Ltd.	10,000	747,808
Shaw Communications, Inc. - Class B	48,000	1,176,492
Suncor Energy, Inc.	15,000	542,842
WestJet Airlines Ltd.	30,000	841,116
		9,653,883
Finland - 1.4%
Atria plc	22,000	193,117
F-Secure Oyj (a)	30,000	94,112
Lassila & Tikanoja Oyj	35,000	590,590
Tieto Oyj (a)	15,000	377,917
		1,255,736
France - 8.8%
Albioma S.A. (a)	25,462	624,387
Alten S.A. (a)	25,000	1,071,570
Electricite de France S.A. (a)	29,000	951,376
Eutelsat S.A.	35,000	1,130,123

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 69.3% (continued)	Shares	Value
France - 8.8% (continued)
Infotel S.A.	15,330	$382,597
Ipsen S.A. (a)	12,000	590,038
Neopost S.A. (a)	14,000	1,029,694
Orange S.A. (a)	70,000	1,044,562
Stallergenes S.A.	1,408	94,857
Total S.A. - ADR	20,000	1,289,000
		8,208,204
Germany - 3.2%
Deutsche Telekom AG (a)	60,000	908,175
Dialog Semiconductor plc (a) (b)	35,000	977,212
STRATEC Biomedical AG	11,816	613,223
Wincor Nixdorf AG (a)	10,000	511,404
		3,010,014
India - 1.0%
Wipro Ltd. - ADR	75,000	912,000

Italy - 1.9%
Enel S.P.A. (a)	125,000	661,252
Società Iniziative Autostradali e Servizi S.P.A. (a)	60,000	643,211
Terna - Rete Elettrica Nazionale S.P.A. (a)	100,000	501,947
		1,806,410
Japan - 7.2%
ABC-MART, Inc. (a)	20,000	1,021,532
Disco Corp. (a)	10,000	680,051
Ibiden Co. Ltd. (a)	50,000	974,658
Nitori Holdings Co. Ltd. (a)	4,000	247,832
Ricoh Co. Ltd. (a)	50,000	537,191
Sogo Medical Co. Ltd. (a)	15,000	730,585
Sugi Holdings Co. Ltd. (a)	23,000	965,884
TDK Corp. (a)	10,000	559,428
Trend Micro, Inc. (a)	15,000	508,273
Yaoko Co. Ltd. (a)	8,600	511,052
		6,736,486
Netherlands - 1.1%
Koninklijke Boskalis Westminster N.V. (a)	10,000	562,382
Ziggo N.V. (a)	10,000	468,303
		1,030,685
New Zealand - 0.6%
Spark New Zealand Ltd. - ADR	50,000	581,000

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 69.3% (continued)	Shares	Value
Norway - 2.5%
Bakkafrost P/F (a)	50,000	$1,075,006
Ekornes ASA (a)	5,000	59,286
Statoil ASA (a)	25,000	680,609
Tomra Systems ASA	67,243	512,820
		2,327,721
Portugal - 1.2%
EDP-Energias de Portugal S.A. (a)	250,000	1,090,142

Spain - 5.6%
ADVEO Group International S.A.	22,000	398,459
Enagas S.A. (a)	40,000	1,286,335
Endesa S.A. (a)	30,000	1,184,735
Iberdrola S.A. (a)	183,608	1,312,384
Indra Sistemas S.A. (a)	70,000	980,050
		5,161,963
Sweden - 1.4%
Axfood AB	5,000	258,714
Byggmax Group AB	75,000	488,466
Clas Ohlson AB - B Shares	30,000	508,212
		1,255,392
Switzerland - 5.2%
Bachem Holding AG (b)	1,000	51,743
Kudelski S.A. (a)	40,000	519,772
Lonza Group AG (a) (b)	12,000	1,445,920
Novartis AG - ADR	14,000	1,317,820
Straumann Holding AG (a)	3,000	677,791
Tamedia AG	6,000	793,112
		4,806,158
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	55,000	1,109,900

United Kingdom - 12.8%
Admiral Group plc (a)	48,000	995,450
AstraZeneca plc - ADR	21,500	1,535,960
BP plc - ADR	25,000	1,098,750
British Sky Broadcasting Group plc (a)	78,000	1,112,518
GlaxoSmithKline plc - ADR	23,500	1,080,295
HomeServe plc	75,000	388,709
J Sainsbury plc (a)	180,000	731,949

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 69.3% (continued)	Shares	Value
United Kingdom - 12.8% (continued)
J.D. Wetherspoon plc	26,849	$347,337
Reckitt Benckiser Group plc - ADR	75,000	1,304,250
Smith & Nephew plc - ADR	19,500	1,641,705
SSE plc (a)	35,000	876,407
Tesco plc (a)	230,000	687,066
William Morrison Supermarkets plc (a)	40,000	108,839
		11,909,235

Total Common Stocks (Cost $57,690,526)		$64,418,348

EXCHANGE-TRADED FUNDS - 10.0%	Shares	Value
iShares MSCI Australia Index Fund	72,000	$1,723,680
iShares MSCI Canada Index Fund	60,000	1,842,000
iShares MSCI Hong Kong Index Fund	90,000	1,829,700
iShares MSCI Italy Index Fund	125,000	1,961,250
iShares MSCI Spain Index Fund	50,000	1,945,000
Total Exchange-Traded Funds (Cost $9,919,823)		$9,301,630

PUT OPTION CONTRACTS - 0.0% (c)	Contracts	Value
S&P 500 Index Option, 12/20/2014 at $1,150 (Cost $5,164)	85	$3,060

Total Investments at Value - 79.3% (Cost $67,615,513)		$73,723,038

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 16.8%	Shares	Value
Northern Institutional Treasury Portfolio, 0.01% (d) (Cost $15,663,937)	15,663,937	$15,663,937

Total Investments and Money Market Funds at Value - 96.1% (Cost $83,279,450)	$89,386,975

Written Call Options - (7.4%)	(6,921,720)

Other Assets in Excess of Liabilities - 11.3%	10,526,211

Net Assets - 100.0%	$92,991,466

ADR - American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $35,012,674 at September 30, 2014, representing 37.7% of net assets.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
September 30, 2014 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary - 10.1%
Hotels, Restaurants & Leisure	0.4%
Household Durables	0.1%
Media	5.6%
Specialty Retail	2.5%
Textiles, Apparel & Luxury Goods	1.5%
Consumer Staples - 8.9%
Food & Staples Retailing	6.1%
Food Products	1.4%
Household Products	1.4%
Energy - 6.7%
Oil, Gas & Consumable Fuels	6.7%
Financials - 1.1%
Insurance	1.1%
Health Care - 10.8%
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	1.0%
Life Sciences Tools & Services	1.6%
Pharmaceuticals	5.0%
Industrials - 5.0%
Airlines	0.9%
Commercial Services & Supplies	2.1%
Construction & Engineering	1.3%
Transportation Infrastructure	0.7%
Information Technology - 12.9%
Computers & Peripherals	2.2%
Electronic Equipment, Instruments & Components	2.2%
IT Services	3.6%
Semiconductors & Semiconductor Equipment	3.0%
Software	1.9%
Materials - 0.5%
Containers & Packaging	0.5%
Telecommunication Services - 4.2%
Diversified Telecommunication Services	4.2%
Utilities - 9.1%
Electric Utilities	7.1%
Gas Utilities	1.4%
Independent Power Producers & Energy Traders	0.6%
69.3%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
Dollar Index Future	12/17/2014	50	$4,302,000	$151,907

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2014 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/20/2014 at $1,150	85	$6,921,720	$7,184,386

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2014 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
Euro STOXX 50 Index Future	12/19/2014	975	$39,480,265	$740,206
FTSE 100 Index Future	12/19/2014	150	16,009,160	669,551
Total Futures Contracts Sold Short			$55,489,425	$1,409,757

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Consumer Discretionary - 14.6%
Leisure Equipment & Products - 2.1%
Mattel, Inc.	7,000	$214,550

Media - 1.2%
Harte-Hanks, Inc.	20,000	127,400

Multiline Retail - 4.6%
Kohl's Corp.	4,150	253,275
Target Corp.	3,500	219,380
		472,655
Specialty Retail - 5.1%
American Eagle Outfitters, Inc.	13,750	199,650
Big 5 Sporting Goods Corp.	2,550	23,893
Rent-A-Center, Inc.	6,000	182,100
Staples, Inc.	9,750	117,975
		523,618
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	4,750	169,147

Consumer Staples - 26.2%
Beverages - 7.6%
Coca-Cola Co. (The)	6,000	255,960
Dr Pepper Snapple Group, Inc.	4,000	257,240
PepsiCo, Inc.	2,900	269,961
		783,161
Food & Staples Retailing - 5.5%
Safeway, Inc.	7,500	257,250
Sysco Corp.	1,500	56,925
Wal-Mart Stores, Inc.	3,350	256,175
		570,350
Food Products - 5.6%
Campbell Soup Co.	5,250	224,332
Kellogg Co.	3,000	184,800
Kraft Foods Group, Inc.	3,000	169,200
		578,332
Household Products - 7.5%
Clorox Co. (The)	3,000	288,120
Kimberly-Clark Corp.	2,000	215,140
Procter & Gamble Co. (The)	3,250	272,155
		775,415

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 91.5% (continued)	Shares	Value
Energy - 9.1%
Energy Equipment & Services - 3.5%
Ensco plc - Class A	4,750	$196,223
Transocean Ltd.	5,000	159,850
		356,073
Oil, Gas & Consumable Fuels - 5.6%
BP plc - ADR	2,600	114,270
Exxon Mobil Corp.	2,800	263,340
Kinder Morgan, Inc.	5,250	201,285
		578,895
Health Care - 11.3%
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	3,725	267,343
Meridian Bioscience, Inc.	7,500	132,675
		400,018
Health Care Providers & Services - 1.6%
Owens & Minor, Inc.	5,000	163,700

Pharmaceuticals - 5.9%
AstraZeneca plc - ADR	2,000	142,880
Eli Lilly & Co.	5,000	324,250
Johnson & Johnson	1,325	141,232
		608,362
Industrials - 1.7%
Machinery - 1.7%
Briggs & Stratton Corp.	10,000	180,200

Information Technology - 21.0%
Communications Equipment - 2.5%
Cisco Systems, Inc.	10,400	261,768

IT Services - 1.6%
Western Union Co. (The)	10,000	160,400

Semiconductors & Semiconductor Equipment - 6.4%
Intel Corp.	8,500	295,970
Intersil Corp. - Class A	7,500	106,575
Maxim Integrated Products, Inc.	8,500	257,040
		659,585
Software - 6.8%
CA, Inc.	5,000	139,700
EPIQ Systems, Inc.	15,000	263,400
Microsoft Corp.	6,500	301,340
		704,440

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 91.5% (continued)	Shares	Value
Information Technology - 21.0% (continued)
Technology Hardware, Storage & Peripherals - 3.7%
Canon, Inc. - ADR	7,000	$228,130
Lexmark International, Inc. - Class A	3,750	159,375
		387,505
Materials - 3.5%
Chemicals - 1.4%
Scotts Miracle-Gro Co. (The) - Class A	2,500	137,500

Containers & Packaging - 2.1%
Greif, Inc. - Class A	5,000	219,050

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	7,750	273,110

Utilities - 1.5%
Electric Utilities - 1.5%
Entergy Corp.	2,050	158,527

Total Common Stocks (Cost $9,043,753)		$9,463,761

PUT OPTION CONTRACTS - 0.0% (a)	Contracts	Value
S&P 500 Index Option, 12/20/2014 at $1,280 (Cost $1,832)	24	$1,632

Total Investments at Value - 91.5% (Cost $9,045,585)		$9,465,393

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 24.3%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	752,190	$752,190
First American Treasury Obligations Fund - Class Y, 0.00% (b)	1,755,272	1,755,272
Total Money Market Funds (Cost $2,507,462)		$2,507,462

Total Investments and Money Market Funds at Value - 115.8% (Cost $11,553,047)	$11,972,855

Written Call Option Contracts - (15.9%)	(1,643,136)

Other Assets in Excess of Liabilities - 0.1%	7,922

Net Assets - 100.0%	$10,337,641

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2014 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/20/2014 at $1,280	24	$1,643,136	$1,718,368

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

1. Valuation of Securities and Other Financial Instruments

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund (the "Funds") are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds' pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities are generally valued at their fair value as determined by an independent pricing service approved by the Board of Trustees under circumstances where such value is believed to reflect the market values of such securities as of the time of computation of net asset values of the Funds. As a result, the prices of securities used to calculate a Fund's net asset value may differ from quoted or published prices for the same securities. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the "Adviser") to most closely reflect market value as of the time of computation of the net asset value. As of September 30, 2014, all options held by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Fixed income securities with remaining maturities of 60 days or less may be valued at amortized cost if the Adviser, under the supervision of the Board of Trustees, determines that the amortized cost value of the security is fair value.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Option contracts purchased and written by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using "other significant observable inputs" at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various "other significant observable inputs" including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service. The Board of Trustees has authorized Hussman Strategic International Fund to retain an independent pricing service to determine the fair value of its foreign portfolio securities because the value of such securities may be materially affected by events occurring before Hussman Strategic International Fund's pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security's local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of these procedures will depend on market events and thus cannot be predicted and the procedures may be utilized to a significant extent. Determining the fair value of portfolio securities involves reliance on judgment and a security's fair value may differ depending on the method used for determining value. There can be no assurance that Hussman Strategic International Fund could purchase or sell a portfolio security at the price used to calculate its net asset value. Because of this inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between a fair value at which a portfolio security is being carried and the price at which it is purchased or sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign portfolio securities, fair valuation may be used more frequently than for other funds.

The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund's investments and other financial instruments as of September 30, 2014 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$1,045,897,670	$-	$-	$1,045,897,670
Put Option Contracts	-	29,066,400	-	29,066,400
Money Market Funds	497,604,393	-	-	497,604,393
Total Investments in Securities
and Money Market Funds	$1,543,502,063	$29,066,400	$-	$1,572,568,463

Other Financial Instruments:
Written Call Option Contracts	$-	$(516,625,200)	$-	$(516,625,200)
Total Other Financial Instruments	$-	$(516,625,200)	$-	$(516,625,200)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$85,496,178	$-	$-	$85,496,178
U.S. Treasury Obligations	-	387,207,574	-	387,207,574
Exchange-Traded Funds	9,746,220	-	-	9,746,220
Money Market Funds	192,566,706	-	-	192,566,706
Total Investments in Securities
and Money Market Funds	$287,809,104	$387,207,574	$-	$675,016,678

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$29,405,674	$35,012,674	$-	$64,418,348
Exchange-Traded Funds	9,301,630	-	-	9,301,630
Put Option Contracts	-	3,060	-	3,060
Money Market Funds	15,663,937	-	-	15,663,937
Total Investments in Securities
and Money Market Funds	$54,371,241	$35,015,734	$-	$89,386,975

Other Financial Instruments:
Futures Contracts	$151,907	$-	$-	$151,907
Futures Contracts Sold Short	1,409,757	-	-	1,409,757
Written Call Option Contracts	-	(6,921,720)	-	(6,921,720)
Total Other Financial Instruments	$1,561,664	$(6,921,720)	$-	$(5,360,056)

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$9,463,761	$-	$-	$9,463,761
Put Option Contracts	-	1,632	-	1,632
Money Market Funds	2,507,462	-	-	2,507,462
Total Investments in Securities
and Money Market Funds	$11,971,223	$1,632	$-	$11,972,855

Other Financial Instruments:
Written Call Option Contracts	$-	$(1,643,136)	$-	$(1,643,136)
Total Other Financial Instruments	$-	$(1,643,136)	$-	$(1,643,136)

Each Fund's Schedule of Investments identifies the specific securities (by type of security and industry or geographical region) that comprise that Fund's holdings within the Level 1 and Level 2 categories shown in the tables above. As of September 30, 2014, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund did not have any transfers in and out of any Level. Transfers that occurred between Levels 1 and 2 on September 30, 2014 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$1,112,518	$1,517,777

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2014. It is the Funds' policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2014:

	Hussman	Hussman	Hussman	Hussman
	Strategic	Strategic Total	Strategic	Strategic Dividend
	Growth Fund	Return Fund	International Fund	Value Fund
Cost of portfolio investments	$1,465,279,533	$680,093,490	$83,287,643	$11,553,047

Gross unrealized appreciation	$137,143,975	$8,010,144	$9,260,894	$909,957
Gross unrealized depreciation	(29,855,045)	(13,086,956)	(3,161,562)	(490,149)
Net unrealized appreciation
on investments	$107,288,930	$(5,076,812)	$6,099,332	$419,808
Net unrealized appreciation
on written call option contracts	$21,697,306	$-	$262,666	$75,232

As of September 30, 2014, the tax cost of written call option contracts for Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund is $538,322,506, $7,184,386 and $1,718,368, respectively.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic International Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These "book/tax" differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

4. Other Investments and Strategies

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds' Prospectuses. Among these risks are those associated with investments in shares of money market mutual funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds. As of September 30, 2014, Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund had 47.7% and 33.5%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 33.4% and 23.4%, respectively, of the value of their net assets invested in shares of a single money market fund.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Sector Risk – From time to time the Funds may maintain weightings in business sectors that deviate significantly from the sector weightings in broad-based market indices. At times when a Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund's net asset value per share. As of September 30, 2014, Hussman Strategic Growth Fund had 34.3% of the value of its net assets invested in stocks of companies in the Information Technology sector. As of such date, the Information Technology sector was the largest sector in the S&P 500 Index, representing 19.7% of such Index. The value of securities of companies in the Information Technology sector may be significantly affected by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products. As of September 30, 2014, Hussman Strategic Dividend Value Fund had 26.2% of the value of its net assets invested in stocks of companies in the Consumer Staples sector. As of such date, the Consumer Staples sector represented 9.5% of the S&P 500 Index. The value of securities of companies in the Consumer Staples sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence and disposable income.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a Fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 24, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 24, 2014

*	Print the name and title of each signing officer under his or her signature.